Accrued Compensation and Related Benefits	12 Months Ended
Dec. 31, 2011
Accrued Compensation and Related Benefits

6.   Accrued Compensation and Related Benefits

A summary of accrued compensation and related benefits is comprised of the following:

	December 31,
	2011	2010
Accrued performance based bonuses	$182	$644
Accrued payroll and commissions	57	223
Accrued employee benefits	65	29
Total	$304	$896